CHANGE IN CONTROL	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 6 - CHANGE IN CONTROL

On April 30, 2014 the Company issued 1,000,000 shares of common stock for $1,000 ($.001 per share) to Evotech Capital, S.A. which resulted in a change in control of the company. 73% voting equity was acquired by Evotech Capital S.A.. The reason for the change of the control is that Company entered into a Stock Purchase Agreement with Evotech Capital S.A., a privately-held company organized under the laws of the British Virgin Islands, and the Company’s sole Directors and executive officers, David C. Merrell and Michael C. Brown (the “Evotech SPA”). Under the Evotech SPA, Evotech acquired 1,000,000 shares of common stock in exchange for $1,000 cash. In exchange for certain non-cash considerations, including agreeing to a lock-up of their shares and indemnifying Evotech, Messrs. Merrell and Brown are (i) guaranteed that their collective holdings will not be decreased to less than 4.99% of the Company’s outstanding common stock until the earlier of when (a) the average daily trading volume of the Company’s common stock over any 30 day trading period reaches $80,000 calculated by multiplying the daily volume by the closing last trade share price for that trading day; or (b) the aggregate revenues of the Company, beginning on the date of the Evotech SPA or April 22, 2014, reach $25 million, and any such revenues have been reported in the Company’s periodic reports filed with the SEC (“the “Market Maturity” date); and they will (ii) also receive a collective three year warrant with a cashless feature at an exercise price of $0.20 per share to acquire the greater of 13,682 shares of the Company’s common stock (which is 1% of the post-Evotech SPA outstanding shares) or the number of shares equal to 1% of the fully-diluted outstanding shares of the Company’s common stock during such three year period, or to the Market Maturity date, whichever is sooner. Evotech also provided the Company an additional $49,000 in the form of a demand loan for compromise and payment of all outstanding liabilities of the Company.

As a result of the above arrangement, Evotech Capital S.A. is now the largest shareholder of the Company with more than 50% of the shares outstanding. Consequently control of the Company has also been transferred to Evotech Capital S.A. upon execution of the Evotech SPA. In connection with the change in control, the former officers and directors resigned and Mr. Abraham Dominguez Cinta was appointed as the sole officer and sole Director of the company.

On May 7, 2014 the company changed its name to GO EZ Corporation.